Supplemental Oil and Natural Gas Information (Unaudited) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Predecessor [Member]
Reserve Quantities [Line Items]
Cost Incurred in Oil and Natural Gas Property Acquisition, Exploration, and Development Activities
Costs incurred in the acquisition and development of oil and natural gas assets are presented below for the years ended December 31:

	2013	2012	2011
		(In thousands)
Property acquisition costs:
Proved	$86,958	$—	$—
Unproved	7,875	—	—
Exploration costs	—	—	—
Development costs	136,832	173,983	95,654
Total costs incurred	$231,665	$173,983	$95,654

Capitalized Oil and Natural Gas Costs
The Company's oil and natural gas properties as of March 31, 2014 and December 31, 2013 consisted of the following:

	March 31, 2014	December 31, 2013
	(In thousands)
Proved oil and natural gas properties	$1,064,430	$562,019
Unproved oil and natural gas properties	508,627	33,467
Total oil and natural gas properties	1,573,057	595,486
Less: accumulated depletion	(95,899)	(88,514)
Total oil and natural gas properties, net	$1,477,158	$506,972

The Predecessor's oil and natural gas properties as of December 31, 2013 and 2012 consisted of the following:

	December 31,
	2013	2012
	(In thousands)
Proved oil and natural gas properties	$562,019	$447,369
Unproved oil and natural gas properties	33,467	29,447
Less: accumulated depletion	(88,514)	(60,489)
	$506,972	$416,327
Aggregate capitalized costs related to oil and natural gas production activities with applicable accumulated depreciation, depletion, amortization and impairment are presented below for the years ended December 31:

	2013	2012
	(In thousands)
Capitalized costs:
Proved	$562,019	$447,369
Unproved	33,467	29,447
	$595,486	$476,816
Less accumulated depreciation, depletion, amortization and impairment	(88,514)	(60,489)
Net capitalized costs	$506,972	$416,327

Results of Oil and Natural Gas Producing Activities
The results of operations of oil and natural gas producing activities (excluding corporate overhead and interest costs) are presented below for the years ended December 31:

	2013	2012	2011
		(In thousands)
Revenues:
Oil and natural gas sales	$123,042	$104,427	$63,989
Production costs:
Lease operating expenses	14,664	12,854	5,712
Production and ad valorem taxes	8,326	7,575	4,192
	100,052	83,998	54,085
Other costs:
Depreciation, depletion, amortization and impairment	47,158	48,803	16,612
Income tax (expense) benefit	(2,262)	339	(550)
Results of operations	$50,632	$35,534	$36,923

Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities
An analysis of the change in estimated quantities of oil and natural gas reserves, all of which are located within the United States, for the years ended December 31, 2013 and 2012 is as follows:

	Year Ended December 31, 2013
	Oil (MBbls)	NGLs (MBbls)	Natural Gas (MMcf)	MBoe
Proved developed and undeveloped reserves:
Beginning of year	20,863	4,956	40,692	32,600
Revisions of previous estimates	(941)	(2,465)	(2,628)	(3,844)
Extensions, discoveries and other additions	6,301	3,440	8,151	11,099
Divestitures	(5,156)	—	(14,687)	(7,603)
Purchases of minerals in place	3,832	1,232	5,872	6,044
Production	(1,167)	(250)	(1,597)	(1,683)
End of year	23,732	6,913	35,803	36,613
Proved developed reserves:
Beginning of year	7,730	1,723	17,847	12,427
End of year	9,533	2,703	14,396	14,636
Proved undeveloped reserves:
Beginning of year	13,133	3,233	22,845	20,173
End of year	14,199	4,210	21,407	21,977

	Year Ended December 31, 2012
	Oil (MBbls)	NGLs (MBbls)	Natural Gas (MMcf)	MBoe
Proved developed and undeveloped reserves:
Beginning of year	33,371	—	92,416	48,774
Revisions of previous estimates	(15,353)	391	(57,872)	(24,608)
Extensions, discoveries and other additions	3,885	4,829	7,724	10,001
Production	(1,040)	(264)	(1,576)	(1,567)
End of year	20,863	4,956	40,692	32,600
Proved developed reserves:
Beginning of year	7,550	—	19,825	10,854
End of year	7,730	1,723	17,847	12,427
Proved undeveloped reserves:
Beginning of year	25,821	—	72,591	37,920
End of year	13,133	3,233	22,845	20,173

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves
The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves is as follows at December 31:

	2013	2012	2011
		(In thousands)
Future cash inflows	$2,547,566	$2,210,325	$3,825,056
Future production costs	(727,939)	(655,720)	(759,190)
Future development costs	(378,695)	(362,876)	(505,710)
Future income tax expenses1	—	—	—
Future net cash flows	1,440,932	1,191,729	2,560,156
10% discount for estimated timing of cash flows	(890,217)	(737,556)	(1,705,732)
Standardized measure of discounted future net cash flows	$550,715	$454,173	$854,424
______________________________

1    Future net cash flows do not include the effects of income taxes on future revenues because the Predecessor was a limited liability company not subject to entity-level income taxation as of December 31, 2013, December 31, 2012 and December 31, 2011. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to the Predecessor's equity holders. Following the completion of the IPO, the Company became a subchapter C corporation subject to U.S. federal and state income taxes. If the Predecessor had been subject to entity-level income taxation, the unaudited pro forma future income tax expense at December 31, 2013, December 31, 2012 and December 31, 2011 would have been $247,397,$155,662, and $289,022, respectively. The unaudited standardized measure at December 31, 2013, December 31, 2012 and December 31, 2011 would have been $303,318, $298,511 and $565,402, respectively.

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	2013	2012	2011
		(In thousands)
Standardized measure of discounted future net cash flows, beginning of year	$454,173	$854,424	$660,480
Changes in the year resulting from:
Sales, less production costs	(100,052)	(83,998)	(54,085)
Revisions of previous quantity estimates	(53,557)	(439,043)	(73,407)
Extensions, discoveries and other additions	157,086	84,149	32,525
Net change in prices and production costs	45,388	(133,485)	118,588
Changes in estimated future development costs	2,318	38,096	(1,514)
Previously estimated development costs incurred during the period	46,938	108,367	76,086
Divestiture of reserves	(151,440)	—	—
Purchases of minerals in place	94,751	—	—
Accretion of discount	45,417	85,442	66,048
Net change in income taxes	—	—	—
Timing differences and other	9,693	(59,779)	29,703
Standardized measure of discounted future net cash flows, end of year	$550,715	$454,173	$854,424